Convertible Debts (Tables)	12 Months Ended
Dec. 31, 2013
CONVERTIBLE DEBTS [Abstract]
Interest Expense Included in The Consolidated Statements of Operations

For the year ended December 31, 2013
US$
Interest expense at an annual rate of 4.00%	1,418
Amortization of debt issuance costs	441

Total interest expense	1,859